Note 9 - Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
9.	Income Taxes

As a limited partnership, we generally are not subject to federal, state or local income taxes.  The tax on the net income of the Partnership is generally borne by the individual partners.  We have Canadian activity that remains taxable in Canada.  In addition, effective January 1, 2014, we formed a wholly owned subsidiary, Tulsa Inspection Resources – PUC, LLC (“TIR-PUC”), which has elected to be taxed as a corporation for U.S. federal income tax purposes.  The amounts recognized as income tax expense, income taxes payable, deferred tax assets and deferred tax liabilities on the Consolidated Financial Statements represent the Canadian and U.S. taxes referred to above, as well as partnership-level taxes levied by various states.  We are also subject to certain margin based taxes in some states.

From January 1, 2013 to December 9, 2013, Tulsa Inspection Resources, Inc. (“TIR Inc.”), the predecessor of the TIR Entities, operated as a taxable corporation.  On December 9, 2013, TIR Inc. converted to a Limited Liability Company (“LLC”).

The Partnership recognized a one-time tax provision of $15.0 million associated with the gain on the deemed sale of TIR Inc. associated with the conversion to a pass-through entity. To calculate the gain on conversion, the Partnership determined the fair value of the assets and liabilities as of the date of conversion.  We used various assumptions to determine fair value including, but not limited to, estimating replacement costs, liquidation values, future cash flows on a discounted basis, pay-off values and average industry royalty rates.  Due to the unobservable nature of the assumptions used in the valuation analysis, these fair value measurements are considered to be Level 3 fair value measurements.  The resulting fair value of TIR Inc. was used as the hypothetical proceeds under the deemed sale at conversion and the tax provision was calculated on the resulting gain.  The tax expense associated with the conversion of TIR Inc. on December 9, 2013 is included in income tax expense on the Consolidated Statement of Operations for the year ended December 31, 2013 and income taxes payable on the Consolidated Balance Sheet as of December 31, 2013.

Significant components of income tax expense (benefit) are as follows for the years ended December 31:

	2014	2013
	(in thousands)
Current expense:
Federal	$38	$14,714
State	332	2,462
Canadian	100	285
Total	470	17,461

Deferred tax expense (benefit):
Federal	(12)	(1,553)
State	(3)	(390)
Canadian	13	(281)
Total	(2)	(2,224)

Total income tax expense	$468	$15,237

There was no income tax expense recorded for the year ended December 31, 2012.

The deferred tax assets and liabilities of the Partnership consisted of the following:

	Year Ended December 31,
	2014	2013
	(in thousands)
Current deferred tax assets:
Accrued liabilities	$17	$1
Bad debt reserve	-	28
Canadian net operating loss	51	105
Total	$68	$134

Non-current deferred tax assets (liabilities):
Property and equipment	$2	$3
Intangible assets	(440)	(544)
Total	$(438)	$(541)

The Canadian net operating loss expires in 2025 and as such, the Partnership has made no valuation allowance against this deferred tax asset as of December 31, 2014 or 2013.

The following table reconciles the differences between the U.S. federal statutory rate of 35% to the Partnership’s income tax expense on the Consolidated Statements of Operations for the years ended December 31:

	2014	2013	2012	Predecessor 2012
		(in thousands)

Tax (benefit) computed at statutory rate of 35%	$(5,149)	$6,857	$(646)	$2,170
Income not subject to federal taxes	5,274	(4,793)	646	(2,170)
State income taxes, net of federal benefit	326	535	-	-
Tax on conversion of TIR, Inc. to pass through entities	-	12,892	-	-
Other	17	(254)	-	-

Total income tax expense	$468	$15,237	$-	$-

Tax years that remain subject to examination by various taxing authorities for each of our consolidated entities include the years 2011 through 2013.